Federated Government Income Trust
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.1%
		Federal Home Loan Mortgage Corporation—14.2%
$ 3,387,255		3.000%, 5/1/2045	$ 3,361,636
368,232		3.500%, 11/1/2025	376,345
1,116,066		3.500%, 8/1/2026	1,140,869
1,217,111		3.500%, 6/1/2032	1,243,777
2,562,470		3.500%, 5/1/2046	2,597,792
13,535,234		3.500%, 9/1/2047	13,700,656
2,313,272		3.500%, 10/1/2047	2,342,989
8,911,317		3.500%, 11/1/2047	9,031,367
3,495		4.500%, 6/1/2019	3,494
522,207		4.500%, 3/1/2024	538,116
491,766		4.500%, 11/1/2039	522,487
657,622		4.500%, 5/1/2040	698,705
1,078,685		4.500%, 6/1/2040	1,146,072
192,690		4.500%, 9/1/2040	204,728
947,293		4.500%, 9/1/2040	1,006,471
223,715		5.000%, 8/1/2023	230,992
65,827		5.500%, 12/1/2021	67,528
8,210		5.500%, 1/1/2022	8,444
23,945		5.500%, 1/1/2022	24,390
65,572		5.500%, 1/1/2022	67,267
797,816		5.500%, 5/1/2034	871,827
19,863		5.500%, 12/1/2035	21,725
158,950		5.500%, 3/1/2036	174,382
329,821		5.500%, 1/1/2038	359,932
152,073		5.500%, 3/1/2038	166,077
126,970		5.500%, 11/1/2038	138,755
125,358		5.500%, 1/1/2039	136,919
121,890		6.000%, 3/1/2038	137,075
21,157		6.500%, 9/1/2029	23,304
32,814		7.000%, 2/1/2031	37,443
39,249		7.000%, 10/1/2031	43,669
6,667		7.000%, 10/1/2031	7,246
55,072		7.000%, 1/1/2032	62,877
85,686		7.000%, 3/1/2032	96,481
121,410		7.500%, 6/1/2027	135,280
16,530		7.500%, 8/1/2029	18,855
2,189		7.500%, 3/1/2030	2,512
4,985		7.500%, 1/1/2031	5,702
101,552		7.500%, 2/1/2031	116,157
		TOTAL	40,870,343
		Federal National Mortgage Association—61.4%
3,228,154		3.000%, 6/1/2027	3,252,596
2,307,996		3.000%, 7/1/2027	2,325,471
1,457,984		3.000%, 6/1/2032	1,464,954
3,986,166		3.000%, 8/1/2032	4,005,222

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 3,142,054		3.000%, 8/1/2045	$ 3,114,854
3,601,921		3.000%, 8/1/2045	3,570,739
17,671,355		3.000%, 10/1/2046	17,507,332
41,500,000	[2]	3.000%, 5/1/2049	41,014,990
745,751		3.500%, 1/1/2026	761,523
6,783,133		3.500%, 12/1/2041	6,903,129
1,264,783		3.500%, 4/1/2042	1,286,960
3,482,300		3.500%, 9/1/2042	3,551,520
475,499		3.500%, 9/1/2042	485,099
3,258,358		3.500%, 9/1/2042	3,327,200
460,653		3.500%, 9/1/2042	469,954
929,522		3.500%, 12/1/2042	948,435
23,000,000	[2]	3.500%, 5/1/2049	23,208,633
3,683,698		4.000%, 12/1/2031	3,838,419
2,529,425		4.000%, 12/1/2041	2,635,665
9,595,265		4.000%, 12/1/2041	10,022,268
3,208,640		4.000%, 6/1/2042	3,333,881
6,181,238		4.000%, 12/1/2042	6,452,449
20,000,000	[2]	4.000%, 5/1/2049	20,525,658
1,999,307		4.500%, 9/1/2041	2,134,515
1,213,433		4.500%, 10/1/2041	1,286,773
2,491,711		4.500%, 11/1/2041	2,637,638
159,149		4.500%, 11/1/2041	168,718
1,238,431		4.500%, 1/1/2042	1,310,960
182,035		5.000%, 10/1/2023	187,826
115,749		5.000%, 4/1/2024	120,010
1,356,914		5.000%, 1/1/2040	1,457,943
459,724		5.500%, 12/1/2035	502,608
32,540		6.000%, 2/1/2022	33,538
757,543		6.000%, 2/1/2033	840,085
38,591		6.000%, 5/1/2036	43,524
148,000		6.000%, 7/1/2036	167,526
469,634		6.000%, 1/1/2037	528,776
44,403		6.000%, 9/1/2037	50,091
65,913		6.000%, 9/1/2037	74,046
174,336		6.000%, 6/1/2038	195,548
91,378		6.000%, 8/1/2038	102,617
40,574		6.000%, 10/1/2038	45,480
2,333		6.500%, 12/1/2027	2,555
3,317		6.500%, 6/1/2029	3,691
9,728		6.500%, 7/1/2029	10,813
2,327		6.500%, 8/1/2029	2,578
9,575		6.500%, 8/1/2029	10,593
59,821		6.500%, 4/1/2032	67,102
205,281		6.500%, 5/1/2032	230,244
39,840		6.500%, 12/1/2035	45,187
29,800		6.500%, 7/1/2037	34,111
442,227		6.500%, 8/1/2037	504,832
68,199		6.500%, 9/1/2037	77,667

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,337		7.000%, 7/1/2029	$ 1,498
6,317		7.000%, 9/1/2029	6,644
440		7.000%, 10/1/2031	468
55,398		7.000%, 11/1/2031	63,251
20,774		7.000%, 12/1/2031	23,615
49,507		7.000%, 12/1/2031	56,689
23,403		7.000%, 12/1/2031	26,365
3,402		7.000%, 12/1/2031	3,490
7,413		7.000%, 1/1/2032	8,442
35,122		7.000%, 2/1/2032	40,280
20,190		7.500%, 7/1/2028	22,904
43,978		7.500%, 8/1/2031	50,516
67,477		8.000%, 12/1/2026	75,346
9,382		10.000%, 9/1/2021	9,849
79		10.000%, 11/1/2021	80
3		10.500%, 12/1/2019	3
1		10.500%, 1/1/2021	1
11		10.500%, 4/1/2022	11
		TOTAL	177,273,998
		Government National Mortgage Association—22.5%
2,272,693		3.500%, 12/15/2040	2,321,050
4,842,077		3.500%, 9/15/2041	4,948,130
1,001,232		3.500%, 1/15/2042	1,025,664
2,099,652		3.500%, 2/15/2042	2,150,889
1,174,837		3.500%, 5/20/2042	1,198,146
553,795		3.500%, 8/15/2042	567,482
3,238,466		3.500%, 8/20/2042	3,312,837
1,013,589		3.500%, 9/15/2042	1,038,639
933,907		3.500%, 9/15/2042	956,988
7,812,573		3.500%, 9/20/2047	7,950,483
3,442,246		4.000%, 3/15/2042	3,585,744
1,833,541		4.000%, 8/15/2042	1,907,684
837,308		4.000%, 12/15/2042	871,167
2,598,793		4.000%, 2/15/2043	2,703,881
1,353,128		4.000%, 2/15/2043	1,407,846
2,865,286		4.000%, 3/15/2043	2,981,151
947,724		4.000%, 3/15/2043	986,048
1,847,204		4.000%, 3/15/2043	1,921,900
1,134,480		4.000%, 3/15/2043	1,180,356
2,248,512		4.500%, 6/15/2040	2,379,919
3,287,293		4.500%, 8/15/2040	3,479,409
1,439,272		4.500%, 8/15/2040	1,523,386
2,190,327		4.500%, 11/15/2040	2,318,334
705,313		4.500%, 1/15/2042	745,211
155,505		4.500%, 2/15/2042	164,545
758,998		5.000%, 10/15/2033	812,710
2,532,191		5.000%, 2/15/2040	2,736,603
1,154,614		5.000%, 9/15/2041	1,250,707
1,095,944		5.000%, 10/15/2041	1,184,415

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$197,883		5.500%, 4/15/2034	$ 215,366
579,041		5.500%, 6/15/2034	632,268
57,659		6.000%, 1/15/2032	64,032
278,272		6.000%, 5/15/2036	313,446
6,533		6.500%, 5/15/2027	7,144
4,956		6.500%, 1/15/2029	5,505
13,728		6.500%, 1/15/2029	15,201
9,785		6.500%, 1/20/2029	10,779
5,320		6.500%, 2/15/2029	5,733
10,428		6.500%, 3/15/2029	11,560
10,342		6.500%, 3/15/2029	11,500
3,350		6.500%, 3/20/2029	3,699
4,999		6.500%, 5/20/2029	5,528
10,975		6.500%, 7/20/2029	12,132
5,406		6.500%, 8/20/2029	5,989
2,842		6.500%, 10/20/2029	3,138
4,979		6.500%, 11/20/2029	5,521
3,046		6.500%, 10/20/2030	3,400
6,407		6.500%, 4/20/2031	7,167
3,169		6.500%, 5/20/2031	3,546
18,457		6.500%, 6/20/2031	20,657
8,257		6.500%, 7/15/2031	9,258
824		6.500%, 7/15/2031	928
5,126		6.500%, 7/20/2031	5,740
5,453		6.500%, 10/20/2031	6,111
4,544		6.500%, 11/20/2031	5,097
13,552		6.500%, 1/20/2032	15,188
202,267		6.500%, 10/20/2038	231,398
20,051		7.000%, 6/15/2026	21,914
7,540		7.000%, 6/15/2026	8,227
7,959		7.000%, 12/15/2026	8,669
10,773		7.000%, 6/15/2027	11,812
1,855		7.000%, 10/15/2027	2,042
10,725		7.000%, 11/15/2027	11,769
6,446		7.000%, 2/15/2028	7,101
16,095		7.000%, 4/15/2028	17,808
24,175		7.000%, 6/15/2028	26,897
3,639		7.000%, 6/15/2028	4,051
32,203		7.000%, 7/15/2028	35,828
10,695		7.000%, 7/15/2028	11,834
51,361		7.000%, 8/15/2028	57,463
10,416		7.000%, 8/15/2028	11,565
4,251		7.000%, 9/15/2028	4,730
1,509		7.000%, 9/15/2028	1,650
6,863		7.000%, 10/15/2028	7,626
9,478		7.000%, 10/15/2028	10,585
18,377		7.000%, 10/15/2028	20,419
56,230		7.000%, 11/15/2028	63,058
6,660		7.000%, 11/15/2028	6,967

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$59,216		7.000%, 12/15/2028	$ 65,280
15,037		7.000%, 12/15/2028	16,872
21,594		7.000%, 12/15/2028	23,976
18,527		7.000%, 12/15/2028	20,599
4,232		7.000%, 1/15/2029	4,740
7,478		7.000%, 1/15/2029	8,325
5,697		7.000%, 1/15/2029	6,321
3,627		7.000%, 1/15/2029	3,912
12,051		7.000%, 1/15/2029	13,522
2,731		7.000%, 1/15/2029	3,055
11,218		7.000%, 1/15/2029	12,559
14,760		7.000%, 1/15/2029	16,581
5,046		7.000%, 1/15/2029	5,383
33,874		7.000%, 1/15/2029	38,031
13,549		7.000%, 1/15/2029	15,150
2,853		7.000%, 1/15/2029	3,016
11,734		7.000%, 2/15/2029	12,946
3,113		7.000%, 2/15/2029	3,493
5,494		7.000%, 2/15/2029	5,740
7,308		7.000%, 2/15/2029	8,190
2,570		7.000%, 2/15/2029	2,870
11,263		7.000%, 2/15/2029	12,616
287		7.000%, 2/15/2029	318
145		7.000%, 2/15/2029	158
1,656		7.000%, 3/15/2029	1,844
3,528		7.000%, 3/15/2029	3,942
16,175		7.000%, 3/15/2029	17,897
1,180		7.000%, 3/15/2029	1,326
1,145		7.000%, 3/15/2029	1,287
1,844		7.000%, 3/15/2029	2,074
1,197		7.000%, 3/15/2029	1,343
118		7.000%, 3/15/2029	121
2,650		7.000%, 3/15/2029	2,946
39,297		7.000%, 4/15/2029	43,832
50,439		7.000%, 4/15/2029	56,565
10,450		7.000%, 4/15/2029	11,758
2,762		7.000%, 4/15/2029	3,098
2,318		7.000%, 4/15/2029	2,587
38		7.000%, 4/15/2029	43
5,918		7.000%, 4/15/2029	6,626
11,067		7.000%, 4/15/2029	12,297
8,190		7.000%, 4/15/2029	8,929
244		7.000%, 4/15/2029	274
3,416		7.000%, 5/15/2029	3,829
1,003		7.000%, 5/15/2029	1,124
2,561		7.000%, 5/15/2029	2,879
3,097		7.000%, 5/15/2029	3,486
3,151		7.000%, 5/15/2029	3,532
8,362		7.000%, 6/15/2029	9,398

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,985		7.000%, 6/15/2029	$ 3,361
4,137		7.000%, 6/15/2029	4,626
324		7.000%, 6/15/2029	365
3,870		7.000%, 6/15/2029	4,110
770		7.000%, 6/15/2029	868
11,842		7.000%, 6/15/2029	13,295
1,889		7.000%, 6/15/2029	2,126
921		7.000%, 6/15/2029	1,035
6,950		7.000%, 7/15/2029	7,794
2,495		7.000%, 7/15/2029	2,752
12,317		7.000%, 7/15/2029	13,859
62,776		7.000%, 7/15/2029	70,358
11,070		7.000%, 7/15/2029	12,469
1,437		7.000%, 7/15/2029	1,586
3,482		7.000%, 7/15/2029	3,907
6,135		7.000%, 7/15/2029	6,911
5,149		7.000%, 7/15/2029	5,746
7,853		7.000%, 7/15/2029	8,802
1,068		7.000%, 8/15/2029	1,201
2,116		7.000%, 8/15/2029	2,386
3,419		7.000%, 8/15/2029	3,850
2,757		7.000%, 8/15/2029	3,088
1,619		7.000%, 8/15/2029	1,826
11,158		7.000%, 8/15/2029	12,454
4,101		7.000%, 9/15/2029	4,594
14,129		7.000%, 9/15/2029	15,881
6,549		7.000%, 9/15/2029	7,385
5,032		7.000%, 9/15/2029	5,668
7,729		7.000%, 9/15/2029	8,701
2,122		7.000%, 11/15/2029	2,395
20,225		7.000%, 12/15/2029	22,681
5,177		7.000%, 12/15/2029	5,354
5,069		7.000%, 12/15/2029	5,671
3,643		7.000%, 1/15/2030	4,117
21,204		7.000%, 1/15/2030	23,972
12,599		7.000%, 1/15/2030	13,847
6,230		7.000%, 1/15/2030	6,954
22,668		7.000%, 2/15/2030	25,236
12,939		7.000%, 2/15/2030	14,628
12,107		7.000%, 2/15/2030	13,630
56,508		7.000%, 2/15/2030	63,916
55,736		7.000%, 3/15/2030	62,750
23,163		7.000%, 3/15/2030	26,020
8,074		7.000%, 4/15/2030	9,011
3,584		7.000%, 4/15/2030	4,055
17,711		7.000%, 6/15/2030	20,072
5,822		7.000%, 6/15/2030	6,568
47,720		7.000%, 8/15/2030	54,004
8,001		7.000%, 8/15/2030	8,993

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 12,733		7.000%, 9/15/2030	$ 13,994
15,369		7.000%, 10/15/2030	17,392
7,020		7.000%, 10/15/2030	7,685
41		7.000%, 10/15/2030	41
29,766		7.000%, 10/15/2030	33,767
6,239		7.000%, 11/15/2030	7,074
9,803		7.000%, 2/15/2031	11,137
117,162		7.000%, 2/15/2031	132,911
30,357		7.000%, 3/15/2031	34,470
4,891		7.000%, 3/15/2031	5,509
1,095		7.000%, 7/15/2031	1,237
478		7.000%, 9/15/2031	535
22,873		7.000%, 10/15/2031	26,054
10,352		7.000%, 11/15/2031	11,807
15,942		7.000%, 1/15/2032	18,013
9,327		7.000%, 4/15/2032	10,550
15,036		7.000%, 5/15/2032	17,041
815		7.000%, 11/15/2032	899
613		7.000%, 1/15/2033	701
246,435		7.500%, 11/15/2027	275,484
191,000		7.500%, 11/15/2027	213,853
559		7.500%, 4/15/2029	631
5,580		7.500%, 7/15/2029	6,192
350		7.500%, 7/15/2029	357
428		7.500%, 7/15/2029	486
10,080		7.500%, 8/15/2029	11,509
34,188		7.500%, 8/15/2029	38,562
9,080		7.500%, 8/15/2029	10,249
1,292		7.500%, 8/15/2029	1,476
26,477		7.500%, 8/15/2029	30,139
38,894		7.500%, 8/15/2029	44,434
779		7.500%, 8/15/2029	883
24,855		7.500%, 8/20/2029	28,165
5,102		7.500%, 9/15/2029	5,793
55,208		7.500%, 9/15/2029	62,884
29,601		7.500%, 10/15/2029	33,546
5,185		7.500%, 10/15/2029	5,916
3,478		7.500%, 10/15/2029	3,976
12,172		7.500%, 10/15/2029	13,607
7,826		7.500%, 12/15/2029	8,874
9,718		7.500%, 1/15/2030	11,020
16,633		7.500%, 3/20/2030	18,921
30,490		7.500%, 8/15/2030	34,643
67		7.500%, 10/15/2030	69
71,754		7.500%, 10/15/2030	79,614
14,270		7.500%, 10/15/2030	16,283
38,818		7.500%, 10/15/2030	44,160
10,834		7.500%, 11/20/2030	12,377
7,942		7.500%, 12/15/2030	9,143

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 7,916		7.500%, 1/15/2031	$ 9,122
6,479		7.500%, 2/15/2031	7,459
25,157		7.500%, 4/20/2031	28,883
65,286		7.500%, 7/15/2031	74,584
1,757		7.500%, 9/15/2031	2,012
13,405		7.500%, 9/15/2031	15,008
17,463		7.500%, 10/15/2031	20,165
12,774		7.500%, 11/15/2031	14,704
14,785		7.500%, 12/15/2031	16,326
7,500		7.500%, 2/15/2032	8,648
11,406		7.500%, 3/15/2032	13,090
9,055		7.500%, 5/15/2032	10,428
2,457		8.000%, 11/15/2023	2,622
64,198		8.000%, 11/15/2027	71,606
55,788		8.000%, 11/15/2027	62,688
10,330		8.000%, 5/15/2029	11,838
99,060		8.000%, 8/15/2029	113,318
75,451		8.000%, 11/15/2029	86,657
31,939		8.000%, 12/15/2029	36,702
1,037		8.000%, 12/15/2029	1,082
2,924		8.000%, 1/15/2030	3,357
14,706		8.000%, 1/15/2030	16,918
6,730		8.000%, 1/15/2030	7,685
1,248		8.000%, 2/15/2030	1,268
2,329		8.000%, 3/15/2030	2,472
13,058		8.000%, 4/15/2030	15,054
6,253		8.000%, 4/15/2030	7,149
456		8.000%, 4/15/2030	527
4,051		8.000%, 4/15/2030	4,626
7,136		8.000%, 4/15/2030	8,201
867		8.000%, 4/15/2030	998
2,185		8.000%, 5/15/2030	2,520
1,423		8.000%, 5/15/2030	1,630
8,919		8.000%, 5/15/2030	10,196
628		8.000%, 5/15/2030	704
6,505		8.000%, 5/15/2030	7,483
1,955		8.000%, 5/15/2030	2,217
11,641		8.000%, 6/15/2030	13,234
8,419		8.000%, 6/15/2030	9,643
9,761		8.000%, 6/15/2030	11,172
1,028		8.000%, 6/15/2030	1,185
1,748		8.000%, 6/15/2030	1,969
33,710		8.000%, 6/15/2030	38,903
69,832		8.000%, 6/15/2030	80,248
5,150		8.000%, 6/15/2030	5,891
2,703		8.000%, 7/15/2030	3,108
2,320		8.000%, 7/15/2030	2,499
48,143		8.000%, 7/15/2030	55,502
10,234		8.000%, 7/15/2030	11,810

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,869		8.000%, 7/15/2030	$ 6,730
19,492		8.000%, 8/15/2032	22,759
23,619		8.500%, 6/15/2030	27,242
		TOTAL	65,097,843
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $286,527,251)	283,242,184
		COLLATERALIZED MORTGAGE OBLIGATIONS—26.7%
		Federal Home Loan Mortgage Corporation—14.1%
9,689,850	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3081, Class FB, 2.932% (1-month USLIBOR +0.460%), 12/15/2035	9,703,858
5,896,865	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3114, Class PF, 2.872% (1-month USLIBOR +0.400%), 2/15/2036	5,892,290
5,146,578	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3910, Class FB, 2.972% (1-month USLIBOR +0.500%), 8/15/2041	5,159,089
20,010,763	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 4863, Class F, 2.922% (1-month USLIBOR +0.450%), 3/15/2049	19,976,588
		TOTAL	40,731,825
		Federal National Mortgage Association—3.0%
1,576,731	[3,4]	Federal National Mortgage Association REMIC, Series 2007-84, Class FN, 2.976% (1-month USLIBOR +0.500%), 8/25/2037	1,580,526
6,966,771	[3,4]	Federal National Mortgage Association REMIC, Series 2018-95, Class FB, 2.876% (1-month USLIBOR +0.400%), 1/25/2049	6,944,468
		TOTAL	8,524,994
		Government National Mortgage Association—9.6%
5,009,462	[3,4]	Government National Mortgage Association REMIC, Series 2012-38, Class FA, 2.880% (1-month USLIBOR +0.400%), 3/20/2042	4,991,815
9,811,856	[3,4]	Government National Mortgage Association REMIC, Series 2016-116, Class DF, 2.880% (1-month USLIBOR +0.400%), 9/20/2046	9,778,239
6,947,899	[3,4]	Government National Mortgage Association REMIC, Series 2019-10, Class FC, 2.930% (1-month USLIBOR +0.450%), 1/20/2049	6,943,475
5,954,028	[3,4]	Government National Mortgage Association REMIC, Series 2019-6, Class FJ, 2.880% (1-month USLIBOR +0.400%), 1/20/2049	5,936,525
		TOTAL	27,650,054
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $76,911,956)	76,906,873
		INVESTMENT COMPANY—4.4%
12,792,413		Federated Government Obligations Fund, Premier Shares, 2.35%[5] (IDENTIFIED COST $12,792,413)	12,792,413
		TOTAL INVESTMENT IN SECURITIES—129.2% (IDENTIFIED COST $376,231,620)	372,941,470
		OTHER ASSETS AND LIABILITIES - NET—(29.2)%[6]	(84,245,245)
		TOTAL NET ASSETS—100%	$ 288,696,225
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	150	$17,346,094	June 2019	$(124,570)
[7]United States Treasury Notes 10-Year Short Futures	75	$ 9,275,391	June 2019	$ (75,996)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(200,566)
The average notional value of short futures contracts held by the Fund throughout the period was $25,581,738. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2019	12,066,546
Purchases/Additions	58,984,054
Sales/Reductions	(58,258,187)
Balance of Shares Held 4/30/2019	12,792,413
Value	$ 12,792,413
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 54,241
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	To Be Announced Securities (TBAs). All or a portion of these securities are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$283,242,184	$—	$283,242,184
Collateralized Mortgage Obligations	—	76,906,873	—	76,906,873
Investment Company	12,792,413	—	—	12,792,413
TOTAL SECURITIES	$12,792,413	$360,149,057	$—	$372,941,470
Other Financial Instruments[1]
Assets	$ —	$ —	$—	$ —
Liabilities	(200,566)	—	—	(200,566)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (200,566)	$ —	$—	$ (200,566)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit